Other Investments - current	12 Months Ended
Mar. 31, 2019
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Other Investments - current
7.	Other Investments - current

	As at March 31,				As at March 31,
	2019		2019		2018
	(In millions)
									IAS 39 Category
					Available for sale		Loans and Receivables		Unquoted equity investments at Cost		Unquoted equity investments at FVTPL		Total
(a) Investments - measured at Fair value through Other Comprehensive Income
Equity Shares (quoted) (refer note 6(1))	US$	0.1	Rs.	9.2	Rs.	3,035.3	Rs.	—	Rs.	—	Rs.	—	Rs.	3,035.3

Total	US$	0.1	Rs.	9.2	Rs.	3,035.3	Rs.	—	Rs.	—	Rs.	—	Rs.	3,035.3

(b) Investments - measured at Fair value through profit and loss
Mutual funds	US$	172.4	Rs.	11,919.0	Rs.	16,007.5	Rs.	—	Rs.	—	Rs.	—	Rs.	16,007.5

Total	US$	172.4	Rs.	11,919.0	Rs.	16,007.5	Rs.	—	Rs.	—	Rs.	—	Rs.	16,007.5

(c) Investments - measured at amortized cost Unquoted:
Money market funds	US$	1,120.0	Rs.	77,455.1	Rs.	127,594.7	Rs.	—	Rs.	—	Rs.	—	Rs.	127,594.7

Total	US$	1,120.0	Rs.	77,455.1	Rs.	127,594.7	Rs.	—	Rs.	—	Rs.	—	Rs.	127,594.7

Total (a+b+c)	US$	1,292.5	Rs.	89,383.3	Rs.	146,637.5	Rs.	—	Rs.	—	Rs.	—	Rs.	146,637.5